Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000129672
Average Annual Return [Line Items]
Average Annual Return, Percent	18.78%	8.96%		7.44%
Without Sales Load [Member] | C000129673
Average Annual Return [Line Items]
Average Annual Return, Percent	18.50%	8.72%		7.17%
Without Sales Load [Member] | C000169047
Average Annual Return [Line Items]
Average Annual Return, Percent	19.06%	9.17%	9.62%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%	14.41%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.88%	9.82%		7.74%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.88%	9.82%		7.74%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.88%	9.82%	9.85%